UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2004

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.):  [ ] is a restatement
                                   [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:     Benj A. Smith & Associates, LTD
Address:  106 E. Eighth Street
          Holland, MI 49423



Form 13F File Number:  28-05349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:     Benj. A. Smith III
Title:    Chairman & President
Phone:    616-396-0119

Signature, Place, and Date of Signing:

/s/ Benj. A. Smith III                Holland, MI                05/13/04
[Signature]                         [City, State]                [Date]
Benj. A. Smith III
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

None.

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      68

Form 13F Information Table Value Total:  $144,690
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


                        Benj A. Smith & Associates, LTD
                                    FORM 13F
                                  March 31, 2004

                                                                                                             Voting Authority
                                                                                                             ----------------
                                 Title of                Value     Shares/   Sh/  Put/  Invstmt   Other
Name of Issuer                    class     CUSIP      (x$1000)    Prn Amt   Prn  Call  Dscretn  Managers  Sole    Shared     None
-----------------------------   ---------   -----      --------    -------   ---  ---   -------  --------  ----    ------     ----
AFFILIATED COMPUTER CL A          COM      008190100      2757       53130    SH        Sole              12300               40830
ALLEGIANT BANCORP                 COM      017476102       502       17000    SH        Sole                                  17000
AMBAC FINL GROUP INC COM          COM      023139108       380        5150    SH        Sole               1100                4050
AMERICAN INTL GROUP COM           COM      026874107      3656       51235    SH        Sole              12071               39164
AMGEN INC COM                     COM      031162100      2434       41855    SH        Sole              11075               30780
APPLEBEES INTL INC COM            COM      037899101      4314      104497    SH        Sole              24625               79972
BED BATH & BEYOND INC COM         COM      075896100      3310       79006    SH        Sole              17750               61356
BERKSHIRE HATHAWAY INC CL B       COM      084670207       255          82    SH        Sole                                     82
CAPITAL ONE FINL CORP COM         COM      14040H105       400        5300    SH        Sole               1600                3700
CAPITOL BANCORP LTD               COM      14056D105       406       15000    SH        Sole                                  15000
CHEESECAKE FACTORY INC COM        COM      163072101       940       20400    SH        Sole               7500               12900
CINTAS CORPORATION                COM      172908105      3106       71410    SH        Sole              18250               53260
CISCO SYSTEMS INC.                COM      17275R102      5977      253566    SH        Sole              51548              202218
CITIGROUP                         COM      172967101      4001       77393    SH        Sole              19700               57693
COBIZ INC COM                     COM      190897108       513       25100    SH        Sole                500               24600
DEARBORN BANCORP INC COM          COM      24242R108       489       22224    SH        Sole                                  22224
DELL COMPUTER CORP COM            COM      24702R101      2675       79565    SH        Sole              19250               60315
E M C CORP MASS COM               COM      268648102      2958      217312    SH        Sole              50500              166812
FIFTH THIRD BANCORP COM           COM      316773100       424        7664    SH        Sole                440                7224
FIRST IND CORP COM                COM      32054R108       294       14600    SH        Sole                                  14600
FIRST MERCHANTS CORP COM          COM      320817109       362       15069    SH        Sole                                  15069
FIRST MIDWEST BANCORP             COM      320867104       746       21811    SH        Sole                                  21811
FIRST OAK BROOK BANCSH COM        COM      335847208      1123       36802    SH        Sole               2150               34652
FIRST SECURITYFED FINL COM        COM      336392105       350        9900    SH        Sole                                   9900
FIRST SOURCE CORPORATION          COM      336901103       227        9189    SH        Sole                                   9189
FIRST TENNESSEE NATIONAL CORP     COM      337162101      3115       65305    SH        Sole              14525               50880
FIRSTBANK CORP MICH COM           COM      33761G104      1161   43645.767    SH        Sole               4778           38867.767
FISERV INC.                       COM      337738108      5256      146929    SH        Sole              22481              124448
FOREST LABS INC COM               COM      345838106      3271       45665    SH        Sole               9750               35915
GENERAL ELECTRIC                  COM      369604103      3341      109477    SH        Sole              25750               83727
GENTEX CORP COM                   COM      371901109      1671   38528.347    SH        Sole              10760           27768.347
GENZYME CORP. GENL.               COM      372917104      2058       43990    SH        Sole              11050               33090
HEMLOCK FEDERAL FINANCIAL CORP    COM      423666106       232        8000    SH        Sole                                   8000
HOME DEPOT INC COM                COM      437076102      3057   81832.045    SH        Sole              14975           66907.045
HOME FED BANCORP COM              COM      436926109       340       12600    SH        Sole                                  12600
HUNTINGTON BANCSHARES COM         COM      446150104      3461      157093    SH        Sole                                 157093
INDEPENDENT BANK CORPORATION      COM      453838104      1346       48310    SH        Sole               4882               43428
INTEL CORPORATION                 COM      458140100      4681  172101.132    SH        Sole              36400          135701.132
IRWIN FINL CORP COM               COM      464119106       451       16700    SH        Sole                                  16700
JOHNSON & JOHNSON COM             COM      478160104      4534   89388.565    SH        Sole              17150           72388.565
LAKELAND FINL CORP COM            COM      511656100       704       20950    SH        Sole                                  20950
LOWES COS INC COM                 COM      548661107      3784       67422    SH        Sole              15950               51522
MACATAWA BANK CORPORATION         COM      554225102      3329      119460    SH        Sole             119460
MAF BANCORP INC.                  COM      55261R108      1067       24553    SH        Sole               3403               21150
MB FINANCIAL INC NEW COM          COM      55264U108       612       15700    SH        Sole                700               15000
MBNA CORP COM                     COM      55262L100      7797  282192.621    SH        Sole              47027          235165.621
MERCANTILE BANK CORP COM          COM      587376104      1144       32222    SH        Sole                                  32222
MICROSOFT CORP COM                COM      594918104      4198      168386    SH        Sole              37300              131286
MIDWEST BANK HOLDINGS             COM      598251106       653       27600    SH        Sole                                  27600
NATIONAL CITY CORP COM            COM      635405103       564       15856    SH        Sole                                  15856
OAK HILL FINL INC COM             COM      671337103       811       24750    SH        Sole                                  24750
PARK BANCORP INC COM              COM      700164106       211        7000    SH        Sole                                   7000
PATTERSON DENTAL CO COM           COM      703412106      4097       59790    SH        Sole              14700               45240
PFIZER INC COM                    COM      717081103      4269  121790.432    SH        Sole              26000           95790.432
PINNACLE FINL PARTNERS COM        COM      72346Q104       326       10700    SH        Sole                100               10600
POLARIS INDUSTRIES COM            COM      731068102       327        7200    SH        Sole                                   7200
REPUBLIC BANCORP INC COM          COM      760282103       633       45078    SH        Sole               1331               43747
ROYAL DUTCH PETE CO NY REG GLD    COM      780257804      4062       85382    SH        Sole              20382               65100
STATE FINANCIAL SERVICES          COM      856855101       207        7312    SH        Sole                                   7312
STRYKER CORP COM                  COM      863667101      3152       35600    SH        Sole               8980               26620
SYSCO CORP COM                    COM      871829107      2555       65420    SH        Sole              17650               47870
TCF FINL CORP COM                 COM      872275102       511       10000    SH        Sole                                  10000
TOWER FINANCIAL                   COM      891769101       589       40925    SH        Sole                500               40425
TRIBUNE CO NEW COM                COM      896047107      3690       73165    SH        Sole              14600               58665
WAL MART STORES INC COM           COM      931142103      1842       30860    SH        Sole               7150               23710
WALGREEN COMPANY                  COM      931422109      2854       86622    SH        Sole              18350               68372
WELLS FARGO & CO NEW COM          COM      949746101      6186  109158.537    SH        Sole              22894           86364.537
ZIONS BANCORPORATION COM          COM      989701107      3942       69040    SH        Sole              15700               53440






REPORT SUMMARY                     68 DATA RECORDS     144690           0    OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED